Income Taxes - Summary of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the year	$ 405	$ 271
Increases based on tax positions related to current year	733	134
Increases based on tax positions related to prior years	1,199	0
Decreases based on tax positions related to prior years	(101)
Balance at end of year	$ 2,236	$ 405